ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 21, 2025	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Entity incorporation date			Sep. 27, 2024
Price per unit	$ 10.00
Gross proceeds from sale of Private Placement Units			$ 6,900,000
Fair market value percentage			80.00%
Minimum voting securities percentage for business combination			50.00%
Net proceeds from sale of units and sale of private placement units	$ 190,000,000		$ 190,000,000
Annual limit percentage for interest earned			5.00%
Interest to pay dissolution expenses			$ 100,000
Redemption percentage of public shares			100.00%
Public share price per share			$ 10.00
Cash and cash equivalents		$ 20,005	$ 984,245
Working capital			999,376
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Consolidated assets value			50,000,000,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Interest to pay dissolution expenses			$ 100,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	19,000,000
Gross proceeds from offering	$ 190,000,000
Units description	Each Unit consists of one Class A ordinary share and one right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an Initial Business Combination
Transaction costs	$ 12,656,782
Cash underwriting fee	3,800,000
Deferred underwriting fees	7,600,000
Other offering costs	$ 1,256,782
Public share price per share	$ 0.083
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units exercised	1,500,000
Price per unit	$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	690,000		690,000
Price per unit	$ 10.00
Units description	each Private Placement Unit consisting of one Class A ordinary share and one Share Right to receive one-twelfth (1/12) of one Class A ordinary share upon the consummation of an Initial Business Combination
Gross proceeds from sale of Private Placement Units	$ 6,900,000
Private Placement [Member] | HC VII Sponsor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	500,000
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	133,000
Private Placement [Member] | Clear Street LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500
Private Placement [Member] | Loop Capital Markets LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	28,500